Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 20,818,106
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,881,778	¥ 2,606,464
Pledged assets that may not be sold or repledged by secured parties	47,853,000
Fair value of securities accepted as collateral that is permitted to be sold or repledged	30,983,000	38,858,000
Fair value of securities accepted as collateral that was sold or repledged	23,478,000	32,095,000
Cash collateral pledged for derivative transactions included in Other assets	2,005,136	1,696,108
Cash collateral received for derivative transactions included in Other liabilities	¥ 909,641	¥ 1,125,305